Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JNL Investors Series Trust
Entity Central Index Key	0001121257
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Share Class I
Shareholder Report [Line Items]
Fund Name	JNL Government Money Market Fund
Class Name	Share Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Government Money Market Fund for the year ended December 31, 2024. You can obtain additional information by contacting us at 1-800-392-2909, or writing the JNL Investors Series Trust, 225 W. Wacker Drive, Suite 1200, Chicago, IL 60606. This report describes changes to the Fund that occurred during the year, if applicable.
Additional Information Phone Number	1-800-392-2909
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$19	0.19%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.19%
Net Assets	$ 3,029,773
Holdings Count | Holdings	101
Advisory Fees Paid, Amount	$ 2,450
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,029,773
Number of Investments:	101
Total Advisory Fees Paid ($):	2,450

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Share Class SL
Shareholder Report [Line Items]
Fund Name	JNL Government Money Market Fund
Class Name	Share Class SL
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	This shareholder report contains important information about JNL Government Money Market Fund for the year ended December 31, 2024. You can obtain additional information by contacting us at 1-800-392-2909, or writing the JNL Investors Series Trust, 225 W. Wacker Drive, Suite 1200, Chicago, IL 60606. This report describes changes to the Fund that occurred during the year, if applicable.
Expenses [Text Block]

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SL	$9	0.09%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.09%
Net Assets	$ 3,029,773
Holdings Count | Holdings	101
Advisory Fees Paid, Amount	$ 2,450
Additional Fund Statistics [Text Block]

What are some key Fund statistics as of December 31, 2024?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,029,773
Number of Investments:	101
Total Advisory Fees Paid ($):	2,450

Holdings [Text Block]

What did the Fund invest in as of December 31, 2024?

Industry Sector (%)
Long Investments
Government Securities	62.1
Repurchase Agreements	27.9
Discount Notes	10.0
Total Net Assets	100.0